CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2023	Dec. 31, 2022
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$580	$575
Series 3	24,000,000	6.75%	560	556
New LP Preferred Units(1)	19,273,654	6.75%	474	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	785,432	5.25%	20	21
Series 2	485,666	5.75%	9	10
Series 3	479,173	5.00%	9	12
Series 4	499,393	5.20%	9	10
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
Subsidiary Preferred Shares and Capital - alstria office Prime Portfolio GmbH & Co. KG. (“Alstria Office Prime”)	19,472,214	n/a(2)	135	—
Brookfield India Real Estate Trust (“India REIT”)	155,003,656	n/a(3)	458	456
Capital Securities – Fund Subsidiaries			439	577
Total capital securities			$2,835	$2,833

Current			456	600
Non-current			2,379	2,233
Total capital securities			$2,835	$2,833
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)The dividend rate pertaining to Alstria Office Prime is declared annually and is neither fixed or mandatory.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

During the first quarter of 2021, the Corporation announced a proposal to acquire all LP Units and limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”) that it did not previously own (the “Privatization”) for $18.17 cash per unit, BN shares, or New LP Preferred Units with a liquidation preference of $25.00 per unit, subject to pro-ration. On July 26, 2021, BN completed the Privatization and the acquisition of all BPYU Units, par value $0.01 per share (“BPYU Units”) that it did not previously own. Capital securities includes $474 million (December 31, 2022 - $474 million) of preferred equity interests issued in connection with the Privatization which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

Cumulative preferred dividends on the BOP Split Senior Preferred Shares are payable quarterly, as and when declared by BOP Split. On July 31, 2023, BOP Split declared quarterly dividends payable for the BOP Split Senior Preferred Shares.

Capital securities also includes $142 million at June 30, 2023 (December 31, 2022 - $142 million) of preferred equity interests held by a third party investor in Rouse which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $135 million at June 30, 2023 (December 31, 2022 - n/a) which represents the equity from minority shareholders who are other limited partners in the subsidiary Alstria Office Prime. The equity of these limited partners is classified as a liability under IAS 32, rather than as non-controlling interest, due to each limited partner being contractually entitled to a severance payment equivalent to the NAV per share of the Alstria Office Prime, on their date of resignation.
Capital securities also includes $458 million at June 30, 2023 (December 31, 2022 - $456 million) of preferred equity interests held by third party investors in the India REIT, which have been classified as a liability, rather than as a non-controlling interest, due to the fact that India REIT has a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.

Capital Securities – Fund Subsidiaries includes $409 million at June 30, 2023 (December 31, 2022 - $545 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities – Fund Subsidiaries are measured at FVTPL.

Capital Securities – Fund Subsidiaries also includes $30 million at June 30, 2023 (December 31, 2022 - $32 million) which represents the equity interests held by the partnership’s co-investor in the Brookfield D.C. Office Partners LLC (“D.C. Venture”) which have been classified as a liability, rather than as non-controlling interest, due to the fact that on October 31, 2025, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Venture for cash equivalent to the fair value of the interests.

At June 30, 2023, capital securities includes $27 million (December 31, 2022 - $33 million) repayable in Canadian Dollars of C$36 million (December 31, 2022 - C$45 million).

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2022	Capital securities redeemed	Fair value changes	Foreign currency translation and other	Acquisition of Foreign Investments	Jun. 30, 2023
Capital securities	$2,833	(7)	(147)	24	132	$2,835